Exhibit 99.1
KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants’ Report
On Applying Agreed-Upon Procedures

Consumer Portfolio Services, Inc. (the “Company”)
Credit Suisse Securities (USA) LLC
Citigroup Global Markets Inc.
(together, the “Specified Parties”)

Re:           CPS Auto Receivables Trust 2016-D, Asset-Backed Notes (the “Notes”)

We have performed the procedures described below, which were agreed to by the Specified Parties, solely to assist the Specified Parties with certain information pertaining to a pool of automobile retail installment sale contract receivables which we were informed are intended to be included as collateral in the offering of the Notes.  This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below, either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise indicated, the following definitions have been adopted in presenting our procedures and findings:

•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise noted. Such compared information was deemed to be in agreement if differences were attributable to rounding.

•	The term “Initial Receivables” means automobile retail installment sale contract receivables secured by new and used automobiles, light trucks, vans, and minivans purchased by the Company.

•
The term “Receivables Data File” means an electronic data file, provided to us by the Company on September 21, 2016, detailing 4,340 Initial Receivables and their related attributes as of the close of business on September 8, 2016.

•
The term “Sample” means 150 Initial Receivables that we randomly selected from the Receivables Data File, as instructed by the Specified Parties. The Sample is attached hereto as Exhibit A.  For the purpose of this procedure, the Company did not inform us as to the basis for how they selected the number of Initial Receivables that we were instructed to randomly select from the Receivables Data File.

•
The term “Installment Sale Contract” means a scanned image of the installment sale contract executed by the Obligor, or in the case of a direct loan, a scanned image of the Federal Truth in Lending Disclosure Statement, that includes some or all of the following information: the Obligor’s Name, Contract Date, Original Term, Original Amount Financed, Scheduled Monthly Payment Amount, Annual Percentage Rate (“APR”), Vehicle Type (“New” or “Used”), Vehicle Make and Vehicle Model.

CPS Auto Receivables Trust 2016-D, Asset-Backed Notes
September 27, 2016

•	The term “Obligor” means the borrower(s) stated on the Installment Sale Contract.

•
The term “Title Document” means a scanned image of the Certificate of Title, Application for Title, Dealer Guarantee of Title Delivery, Application for Registration, Dealer’s Report of Sale, Application for Dealer Assignment, Lien Entry Form, and Vehicle Dealer Temporary Permit (Certificate of Fact).

•
The term “Receivable File” means any file containing some or all of the following documents: Installment Sale Contract, Addendum to the Installment Sale Contract, Retail Installment Sale Contract Simple Interest Finance Change letter, Title Document, Agreement to Provide Insurance Form, Insurance Verification Form, Insurance Verification system screen shot, and/or Credit Application. The Receivable File, furnished to us by the Company, was represented to be a scanned image of the original Receivable File. The Receivable File was accessed through the Company’s data imaging system using one of the Company’s computer terminals. We make no representation regarding the validity, enforceability, or authenticity of such Receivable File documents.

The Company is responsible for the Receivables Data File.

For each Initial Receivable in the Sample, we compared the information in the Receivables Data File to the corresponding information in the respective Receivable File. The Specified Parties indicated that the absence of any of the specified documents or the inability to agree the indicated information from the Receivables Data File to the Receivable File for each of the attributes identified constituted an exception. The Receivable File documents are listed in the order of priority until such attribute was compared.

Attributes	Receivable File Document(s)

Obligor’s Name	Installment Sale Contract

Contract Date	Installment Sale Contract or the Addendum to the Installment Sale Contract (if any)

Original Term	Installment Sale Contract or the Addendum to the Installment Sale Contract (if any)

Original Amount Financed	Installment Sale Contract or the Addendum to the Installment Sale Contract (if any)

Scheduled Monthly Payment Amount
Installment Sale Contract, the Addendum to the Installment Sale Contract (if any), or the Retail Installment Sale Contract Simple Interest Finance Change letter (if any).  For purposes of this procedure, the Company instructed us to deem the Scheduled Monthly Payment Amount to be in agreement if the difference was not greater than $0.01

CPS Auto Receivables Trust 2016-D, Asset-Backed Notes
September 27, 2016

Attributes	Receivable File Document(s)

APR
Installment Sale Contract, the Addendum to the Installment Sale Contract (if any), or the Retail Installment Sale Contract Simple Interest Finance Change letter (if any). For purposes of this procedure, the Company instructed us to consider the APR to be in agreement if the difference was not greater than 0.01%

Vehicle Type (“New” or “Used”)	Installment Sale Contract, the Addendum to the Installment Sale Contract (if any), or Title Document and instructions provided by the Company described below

Vehicle Make	Installment Sale Contract or the Addendum to the Installment Sale Contract (if any)

Vehicle Model	Installment Sale Contract or Addendum to the Installment Sale Contract (if any)

Presence of a Title Document	Title Document and instructions provided by the Company described below

Presence of Proof of Insurance	Agreement to Provide Insurance, Insurance Verification Form, or a screenshot from the Company’s Insurance Verification system which listed an insurance company name or a policy number

Presence of a Credit Application (not applicable to direct loans)	We found the Credit Application was signed.

For purposes of comparing Vehicle Type, in the event the Vehicle Type information was not available on the Installment Sale Contract, we were instructed by the Company to consider the Vehicle Type to be “Used” if the odometer reading on the Title Document was greater than 1,000 miles.

For purposes of identifying the Presence of a Title Document, we were instructed by the Company to observe that the Company’s name appeared on the Title Document as the Lien Holder or Owner. The Company informed us that “CPS, Inc.,” “CPS,” “Consumer Portfolio Services,” or “Consumer Portfolio Services, Inc.” were acceptable names for the Company.

The information regarding the Sample was found to be in agreement with the respective information appearing in the Receivable File, except as listed in Exhibit B. There were no conclusions that resulted from the procedures.

We were not engaged to, and did not, conduct an audit, examination or review, the objective of which would be the expression of an opinion or conclusion on the Receivables Data File.  Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to the Specified Parties.

CPS Auto Receivables Trust 2016-D, Asset-Backed Notes
September 27, 2016

The procedures performed were applied based on the information included in the Receivables Data File and information and instructions provided by the Company, without verification or evaluation of such information and instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the Initial Receivables, (ii) the reasonableness of the information and instructions provided by the Company, (iii) the reliability or accuracy of the Receivables Data File, the Receivable Files, or data and documents furnished to us by the Company which were used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address:  (i) the conformity of the origination of the Initial Receivables to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Initial Receivables being securitized, (iii) the compliance of the originator of the Initial Receivables with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Initial Receivables that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of Consumer Portfolio Services, Inc., Credit Suisse Securities (USA) LLC, and Citigroup Global Markets Inc. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

\s\ KPMG LLP
September 27, 2016

Exhibit A

The Sample

Sample Number	Initial Receivable Number	Sample Number	Initial Receivable Number	Sample Number	Initial Receivable Number

1	2016D001	51	2016D051	101	2016D101
2	2016D002	52	2016D052	102	2016D102
3	2016D003	53	2016D053	103	2016D103
4	2016D004	54	2016D054	104	2016D104
5	2016D005	55	2016D055	105	2016D105
6	2016D006	56	2016D056	106	2016D106
7	2016D007	57	2016D057	107	2016D107
8	2016D008	58	2016D058	108	2016D108
9	2016D009	59	2016D059	109	2016D109
10	2016D010	60	2016D060	110	2016D110
11	2016D011	61	2016D061	111	2016D111
12	2016D012	62	2016D062	112	2016D112
13	2016D013	63	2016D063	113	2016D113
14	2016D014	64	2016D064	114	2016D114
15	2016D015	65	2016D065	115	2016D115
16	2016D016	66	2016D066	116	2016D116
17	2016D017	67	2016D067	117	2016D117
18	2016D018	68	2016D068	118	2016D118
19	2016D019	69	2016D069	119	2016D119
20	2016D020	70	2016D070	120	2016D120
21	2016D021	71	2016D071	121	2016D121
22	2016D022	72	2016D072	122	2016D122
23	2016D023	73	2016D073	123	2016D123
24	2016D024	74	2016D074	124	2016D124
25	2016D025	75	2016D075	125	2016D125
26	2016D026	76	2016D076	126	2016D126
27	2016D027	77	2016D077	127	2016D127
28	2016D028	78	2016D078	128	2016D128
29	2016D029	79	2016D079	129	2016D129
30	2016D030	80	2016D080	130	2016D130
31	2016D031	81	2016D081	131	2016D131
32	2016D032	82	2016D082	132	2016D132
33	2016D033	83	2016D083	133	2016D133
34	2016D034	84	2016D084	134	2016D134
35	2016D035	85	2016D085	135	2016D135
36	2016D036	86	2016D086	136	2016D136
37	2016D037	87	2016D087	137	2016D137
38	2016D038	88	2016D088	138	2016D138
39	2016D039	89	2016D089	139	2016D139
40	2016D040	90	2016D090	140	2016D140
41	2016D041	91	2016D091	141	2016D141
42	2016D042	92	2016D092	142	2016D142
43	2016D043	93	2016D093	143	2016D143
44	2016D044	94	2016D094	144	2016D144
45	2016D045	95	2016D095	145	2016D145
46	2016D046	96	2016D096	146	2016D146
47	2016D047	97	2016D097	147	2016D147
48	2016D048	98	2016D098	148	2016D148
49	2016D049	99	2016D099	149	2016D149
50	2016D050	100	2016D100	150	2016D150

(*)
The Company has assigned a unique eight digit Customer Account Number to each Initial Receivable in the Receivables Data File. The Initial Receivable Numbers referred to in this Exhibit are not the Customer Account Numbers.

Exhibit B

Exception

Sample Number	Initial Receivable Number	Attribute	Per Receivables Data File	Per Receivable File
12	2016D012	Vehicle Model	ELANTRA	SANTA FE